UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-07853
                                                 -------------------

                         Kalmar Pooled Investment Trust
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
            --------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-658-7575
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------

      KALMAR
      POOLED
  INVESTMENT
       TRUST
------------










                               [GRAPHIC OMITTED]











                                     KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                            SEMI-ANNUAL REPORT
                                                                 JUNE 30, 2004

--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                           Kalmar Investment Advisers
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM


                                   DISTRIBUTOR
                            PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT
-------------------                                                JULY 16, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND




DEAR FELLOW SHAREHOLDERS AND FRIENDS:

The seesaw stock market consolidation/correction that began in late January extended through the full Second Quarter including June. Since January, the market has been wrestling to resolve the pull and tug of presently strong economic growth and robust corporate earnings gains on the one hand, with worries about the magnitude of forthcoming interest rate increases, inflationary acceleration, and accompanying cyclical drag on the other. These concerns are amplified by geo-political uncertainties, ranging from the quagmire in Iraq, to election uncertainty at home, to official Chinese efforts to cool their red hot economy. In May these efforts produced a significant correction in industrial commodities -- followed in June by a welcome but mild pull back in sky-high oil prices, the most critical commodity of all. Overall, a difficult combination of influences for equity markets to resolve, let alone for investors to predict. Nevertheless, stocks had an easier quarter than bonds, which suffered their worst quarterly loss in over 20 years.

Speaking of the Second Quarter specifically, starting in early April the stock market declined from the top of its recent trading range, to its yearly low in mid May, to a nearly unchanged level for small stocks by June 30th -- when the Federal Reserve made its long advertised 25 basis point increase in the Fed Funds rate. While the latest quarter only produced a tepid gain for small stocks, as seen in the Russell 2000 Index returns below, it was nevertheless their fifth straight up quarter. Larger stocks represented by the S&P 500 Index did better than smaller by a margin of about 1.5%, producing the first full quarter of outperformance by large caps in five quarters. Illustrating the apparent challenge of this trading range for small stocks, the Russell 2000 rose 10.5% from May 17th to quarter-end but could barely deliver an up quarter. Given the potential convergence of fundamentals cited above, it may be possible that this foreshadows a transition in the now five-year-old small cap outperformance cycle.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SINCE
                                      SECOND      YEAR      ONE            3 YEAR                5 YEAR              INCEPTION*
TOTAL RETURNS                JUNE    QUARTER    TO DATE    YEAR         CUM       ANN         CUM       ANN        CUM       ANN
------------------------------------------------------------------------------------------------------------------------------------
Kalmar Small Cap Fund        3.49      1.68       6.15     32.72       26.22      8.07       56.00      9.30      110.81    10.88
Russell 2000 Index           4.21      0.47       6.76     33.37       19.90      6.25       37.86      6.64       87.96     9.12
.....................................................................................................................................
Russell 2000 Growth Index    3.33      0.09       5.68     31.55       (0.67)    (0.22)      (2.23)    (0.45)      39.69     4.73
.....................................................................................................................................
S&P 500 Index                1.95      1.75       3.58     19.12       (2.05)    (0.69)     (10.56)    (2.21)      67.42     7.39
Nasdaq Composite Index       3.07      2.69       2.22     26.19       (5.25)    (1.78)     (23.76)    (5.29)      65.71     7.24
------------------------------------------------------------------------------------------------------------------------------------

* INCEPTION DATE 4/11/97

In this generally muted quarter for the stock market, as seen above, the Kalmar Fund produced better returns than the most relevant small cap indexes and further widened our lead over the last three-year, five-year and since-inception periods. On a year to date basis, our outperformance in the Second Quarter more than offset the speculative influences

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


that had driven the Russell 2000 Growth Index in January as a carryover from 2003. This enabled your Fund returns to pull ahead of the Russell 2000 Growth for the First Half of 2004 and on a trailing One Year basis also.

Indeed, it should not be a surprise that the emergence of greater Big Picture uncertainties has led to an increase in the risk premium that the market demands for investing in stocks and, thus, to quality factors playing a more important role in return generation. For example, in January -- as we know was the case in 2003 -- the very smallest of the small caps, loss making and low quality companies, story stocks, and the highest P/E's led the performance parade. Since then, however, that trend has reversed and most speculative categories of stocks now trail on a year to date basis. This tends to benefit Kalmar Fund shareholders because -- along with the other positive and creative ingredients in our "Growth-with-Value" approach -- we are committed to ownership of better quality growth businesses. Kalmar focuses on quality not because we are fuddy-duddies, far from it as is readily determinable from the forward positioned makeup of your Fund, but because owning better businesses produces better long term "all weather" returns.

PERFORMANCE AND SECTORAL ATTRIBUTION. (Remember that Kalmar does not invest top-down sectorally.)


Though not historically large, the positive Russell 2000 returns for the First Half of 2004 were broad based, with the Technology sector alone down year to date. This was similarly the case for the Second Quarter when only one other sector, namely Financial Services under the pressure of rising interest rates, joined Technology in the losing camp. For the month of June all Russell sectors were up.

Year to date sectorally speaking, what most contributed to your Fund's positive performance was the marked success of our specific Energy holdings, along with our concentration in rapid reserve growth exploration and production companies versus, say, oil service businesses. Even though the Energy sector was by far the leading gainer within the Russell indexes, our companies and their stocks have done better. Also contributing importantly, but in the sense of reducing a negative influence, was the notably smaller negative return among the Kalmar Fund's specific Technology holdings than in the Russell Technology stocks. Good bottom-up research here was crucial because of our large relative "overweight" in Technology, which could otherwise have been quite damaging since it was the weakest sector within the Russell indexes.

Specifically for the Second Quarter, the Kalmar Fund's strong outperformance was most aided by our Materials & Processing, Energy, and Producer Durables
exposures in that order. Our specific Materials & Processing and Producer Durables holdings, for instance, largely avoided the disruption of at first rapidly rising and then correcting commodity prices, while benefiting from company by company special growth factors as well as leveraged exposure to the now expanding industrial economy. In slightly different order and less powerfully in a comparative sense, these same sectors benefited our month of June returns.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


In more of a pure "sectoral selection" sense (even though, as known, Kalmar does not manage portfolios using top-down sector rotation) our winning Second Quarter returns were also benefited by our extreme "underweight" in Financial Services, the second weakest Russell sector for the quarter. Our "underweight" there had developed for two reasons, predominantly because of the difficulty of qualifying true rapid growth companies from this field that also traded at inefficient valuations, and, secondarily, because of our conviction that interest rates and inflation have had nowhere to go but upward. Also helping, our specific Financial Service holdings rose slightly for the quarter in contrast to the broad decline in the Financial names within the Russell indexes.

On the negative side sectorally for both the full Second Quarter as well as the month of June, our biggest detracting influence comparatively came from our Consumer Discretionary exposure. Consumer Discretionary was the third weakest Russell sector for both time periods. Thus, our large "overweight" there -- which had evolved from successful company ownership over the last several years -- clearly was a handicap. Fortunately, our Consumer Discretionary holdings performed approximately in-line with the index stocks. This allowed superior research and company business delivery within the rest of your broadly diversified Fund to more than make up for this group's lack-luster short run returns.

BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.


On the notion that near term developments are more interesting to shareholders, our specific company comments will be limited to portfolio activity for the latest quarter and the month of June. On the positive side of the ledger, many of our industrial growth companies produced strong quarterly stock performances -- for the reasons described earlier, and also because of timely competitive advantages that most of them possess. Rogers Corp, a long term Kalmar holding and our leading contributor to return for the quarter, is a case in point. Rogers is a tightly managed producer of proprietary performance materials employed in microwave circuits, as well as specialty foams and luminescent materials used increasingly in wireless handsets and other advanced communications products. Because it is highly cash flow positive, Rogers was able to out-invest many competitors during the recent electronics depression, leading to market share gains now as wireless markets recover and new design wins boost revenues. Other examples include Mobil Mini, a portable storage container leasing company, which is a lagged beneficiary to rebounding industrial activity. Mini's stock appreciated 64% during the quarter after surprising investors with sharper than expected internal growth and powerful earnings that flowed from its high incremental margin business model. NCI Building Systems and Pentair are additional examples of similarly positioned companies.

Other strong performers included Ultra Petroleum, a rapid reserve growth natural gas explorer, which appreciated 25% for the quarter and 22% in June. Ultra has a 2.5% portfolio weight in the Fund even though we have taken earlier "peel the onion" profit harvests during our three year holding period, which produced a sextuple return for long term shareholders. Another was Alliance Data Systems, which we beefed up this spring, where new business gains in

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


its credit card servicing business led to superior earnings growth relative to expectations, driving 26% appreciation in the quarter and 14% in June.

On the negative side, our biggest loser in terms of portfolio impact for the quarter and the month of June was Barr Pharmaceuticals. Perception of increased competition in Barr's generic oral contraceptive business and an apparent new threat from so called "authorized generics" sponsored by big pharma temporarily overshadowed the potential of Barr's strong new drug pipeline. For the quarter Barr declined 27%, including 21% in June, when to add insult to injury a competitor's earnings shortfall amplified the concerns described above. Ironically, our research suggests that the competitor's problems are largely the result of market share gains that Barr itself has made.

Other  significant  losers  included:  Emulex,  a major  memory  storage  system components producer which lowered earnings guidance materially; Hewitt Associates, the leader in HR benefits administration outsourcing and consulting services, which suffered investor backlash because of the dilutive effect of a newly announced acquisition; and TBC Corp, the tire wholesaler which is transforming itself into a consumer-focused specialty growth retailer of both tires and repair services, which declined principally because of worries about the impact of high gasoline prices on auto related spending.

As to buys and sells for the Fund's portfolio, despite much behind the scenes company research travel and creative digging by Kalmar's investment team, on the surface the Second Quarter was a low activity period. In April we completed new buy programs in OPNET Technologies, Delta Petroleum, and Providence Service Corp, which coincidently had all started in the final week of March. And in June we initiated buy programs in StarTek, a fast growth business process outsourcing provider mainly to the wireless industry so far, but with new programs servicing utility customer needs; and Richardson Electronics, a worldwide radio frequency component distributor, whose profit model and growth dynamics are improving as engineered solutions become a significantly larger part of its sales mix.

Additionally, for the quarter we also beefed up seven holdings including Carlisle Companies, Aeroflex, Coldwater Creek and Acxiom. We made partial "peel the onion" sales to harvest profits in several successful holdings, including Symantec, XTO Energy, Select Medical, and Actuant. We also sold the final piece of our successful investment in Garmin outright, because of worsening competitive pressure on its future growth prospects.

GO FORWARD STRATEGY AND ORGANIZATIONAL DEVELOPMENTS.


As observed early in this commentary, the stock market is wrestling to sort out the conflicting forces of economic expansion and earnings growth versus rising interest rates, inflation, and related cyclical and valuation pressure. Kalmar is concerned that the last few years of exceptionally stimulative policy may have left the Federal Reserve behind the curve in its ability to contain inflation, thus potentially requiring tougher contractionary behavior later. Of course, this -- if it transpires -- would be painful for the equity markets. At the same time, though, the resolution of

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


this issue -- along with many other positive and negative forces -- to say nothing of geo-political surprises -- have to be acknowledged as largely unforecastable. Thus, Kalmar's strategy to successfully contend with times like these that have murky forward view is what we call "creative agnosticism". In effect, it involves consciously investing against A RANGE of probable outcomes, while extra-selectively researching bottom-up, seeking to own companies that should be able to thrive and grow regardless, because of their particular special merits and advantaged positioning.

With that objective in mind, we note the following recent changes on our research team and in our administrative infrastructure. Raymond F. Reed has resigned after five years in Kalmar's analytical group to join a smaller broker-oriented advisory firm. Richard J. Gessner, a colleague and friend of two of Kalmar's partners from small cap firms in the past, followed by several years private equity experience, has come on board. In addition, Ms. Kim Portmann a mutual fund accounting and administrative specialist, is joining Kalmar's support team to help shoulder the increasing regulatory burden of your Fund's administration. That burden has mounted considerably since the mutual fund scandals surfaced last September -- all of which seems unfair to high integrity firms like Kalmar that have first, foremost, and always acted in their shareholders' best interest. Nevertheless, despite rising expenses because of such pressures, your Fund's expense ratio still remains below the equity mutual fund industry average, and ever farther below the small cap equity fund average.

Such infrastructure investments as represented by the addition of Ms. Portmann generally get less attention than changes in investment personnel, but are critical to maintaining a top-notch organization and to enabling Kalmar's investment team to focus as intently as possible on its primary research and portfolio management responsibility. Kindly wish them all well.

In turn, we wish each of you a healthy, productive, and prosperous summer.

                                               Yours faithfully,

                                               /s/ Ford B. Draper, Jr.

                                               Ford B. Draper, Jr., President
                                               KALMAR INVESTMENT ADVISERS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND



      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND
                  GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX
                   AND THE LIPPER SMALL CAP GROWTH FUND INDEX

[CHART OMITTED]
[EDGAR REPRESENTATION OF CHART DATA IS AS FOLLOWS:]

              Kalmar Small     Russell     Lipper Small
                Cap Fund        2000        Cap Growth
              ------------     -------     ------------
Apr-97            10000         10000         10000
Jun-97            12040         11530         11756
Sep-97            14880         13246         13728
Dec-97            14635         12802         12562
Mar-98            15746         14090         13981
Jun-98            14891         13433         13470
Sep-98            11825         10727         10256
Dec-98            13513         12476         12683
Mar-99            11750         11799         12270
Jun-99            13513         13634         14019
Sep-99            12787         12772         14273
Dec-99            14324         15128         20440
Mar-00            16247         16200         24100
Jun-00            17176         15587         22810
Sep-00            17689         15760         22450
Dec-00            16573         14671         18754
Mar-01            14500         13717         15215
Jun-01            16701         15677         17751
Sep-01            13451         12417         13308
Dec-01            16573         15036         16322
Mar-02            16766         15635         15034
Jun-02            15883         14329         13917
Sep-02            12993         11262         11202
Dec-02            13835         11956         11813
Mar-03            13387         11419         11372
Jun-03            15883         14094         14028
Sep-03            17483         15373         15251
Dec-03            19859         17606         17102
Mar-04            20732         18708         17712
Jun-04            21081         18796         17688

--------------------------------------------------------------------------------
                                           Average Annual Returns
                                           ----------------------
                                                                      Since
                                 6 Month     1 Year     5 Years     Inception*
                                 -------     ------     -------     ----------
Kalmar Small
  Cap Fund                        6.15%      32.72%      9.30%        10.88%
Russell 2000                      6.76%      33.37%      6.64%         9.12%
Lipper Small
   Cap Growth                     3.43%      26.09%      4.76%         8.22%
--------------------------------------------------------------------------------

* The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK MARKET INDEX WITHOUT ANY ASSOCIATED EXPENSES AND ITS RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE LIPPER SMALL CAP GROWTH FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------                                                JUNE 30, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        MARKET
                                                                                                         VALUE
                                                                                        SHARES         (NOTE 2)
                                                                                      ---------     --------------
COMMON STOCK -- 93.2%
BUSINESS EQUIPMENT & SERVICES -- 23.3%
         BUSINESS EQUIPMENT & SERVICES -- 18.8%
         Acxiom Corp. ...........................................................      297,020       $  7,375,007
         Alliance Data Systems Corp.* ...........................................      109,450          4,624,262
         ChoicePoint, Inc.* .....................................................      121,816          5,562,119
         DeVry, Inc.* ...........................................................      214,475          5,880,904
         Excel Technology, Inc.* ................................................       90,650          3,014,112
         Hewitt Associates, Inc. (A Shares)* ....................................      145,525          4,001,938
         Insight Enterprises, Inc.* .............................................      384,737          6,832,929
         Laureate Education, Inc.* ..............................................      137,325          5,251,308
         Lionbridge Technologies, Inc.* .........................................      193,800          1,482,570
         MAXIMUS, Inc.* .........................................................       76,050          2,696,733
         Mobile Mini, Inc.* .....................................................      114,600          3,255,786
         MPS Group, Inc.* .......................................................      287,675          3,486,621
         Navigant Consulting, Inc.* .............................................      175,350          3,759,504
         StarTek, Inc. ..........................................................       44,125          1,579,675
                                                                                                     ------------
                                                                                                       58,803,468
                                                                                                     ------------
         SERVICES - EMPLOYMENT AGENCIES -- 1.2%
         CDI Corp. ..............................................................       86,125          2,979,925
         Providence Service Corp.* ..............................................       43,600            819,244
                                                                                                     ------------
                                                                                                        3,799,169
                                                                                                     ------------
         SOFTWARE SERVICES -- 3.3%
         Ceridian Corp.* ........................................................      247,350          5,565,375
         Fair Isaac Corp. .......................................................      143,930          4,804,384
                                                                                                     ------------
                                                                                                       10,369,759
                                                                                                     ------------
         TOTAL BUSINESS EQUIPMENT & SERVICES .................................................         72,972,396
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                        7

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        MARKET
                                                                                                         VALUE
                                                                                        SHARES         (NOTE 2)
                                                                                      ---------     --------------
CAPITAL GOODS -- 13.3%
         CAPITAL EQUIPMENT -- 2.0%
         Actuant Corp. (A Shares)* ..............................................       95,678       $  3,730,485
         Donaldson Company, Inc. ................................................       86,600          2,537,380
                                                                                                     ------------
                                                                                                        6,267,865
                                                                                                     ------------
         INDUSTRIAL SERVICES -- 7.8%
         Benchmark Electronics, Inc.* ...........................................      171,375          4,987,013
         Carlisle Companies, Inc. ...............................................       67,325          4,190,981
         MSC Industrial Direct Co. (A Shares) ...................................      180,525          5,928,441
         Pentair, Inc. ..........................................................      279,800          9,412,472
                                                                                                     ------------
                                                                                                       24,518,907
                                                                                                     ------------
         METAL FABRICATION -- 1.4%
         NCI Building Systems, Inc.* ............................................      130,300          4,241,265
                                                                                                     ------------
         NON-RESIDENTIAL CONSTRUCTION -- 1.1%
         ElkCorp ................................................................      145,725          3,488,656
                                                                                                     ------------
         STORAGE TANK CONSTRUCTION -- 1.0%
         Chicago Bridge & Iron Company N.V ......................................      105,900          2,949,315
                                                                                                     ------------
         TOTAL CAPITAL GOODS ....................................................                      41,466,008
                                                                                                     ------------
CONSUMER DURABLES -- 3.7%
         CONSUMER ELECTRONICS -- 0.9%
         Harman International Industries, Inc. ..................................       31,250          2,843,750
                                                                                                     ------------
         MOTOR VEHICLE PARTS -- 2.8%
         Gentex Corp. ...........................................................      132,200          5,245,696
         TBC Corp.* .............................................................      152,850          3,637,830
                                                                                                     ------------
                                                                                                        8,883,526
                                                                                                     ------------
         TOTAL CONSUMER DURABLES .............................................................         11,727,276
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                        8

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        MARKET
                                                                                                         VALUE
                                                                                        SHARES         (NOTE 2)
                                                                                      ---------     --------------
CONSUMER SERVICES -- 1.8%
         PUBLISHING -- 0.9%
         Getty Images, Inc.* ....................................................       44,050       $  2,643,000
                                                                                                     ------------
         RADIO & TELEVISION BROADCASTING -- 0.9%
         Radio One, Inc. (D Shares)* ............................................      181,250          2,901,813
                                                                                                     ------------
         TOTAL CONSUMER SERVICES .............................................................          5,544,813
                                                                                                     ------------
ENERGY -- 6.3%
         PETROLEUM - DOMESTIC -- 5.6%
         Delta Petroleum Corp.* .................................................      131,625          1,770,356
         Evergreen Resources, Inc.* .............................................       70,375          2,843,150
         Ultra Petroleum Corp.* .................................................      205,950          7,688,113
         Whiting Petroleum Corp.* ...............................................       77,900          1,959,185
         XTO Energy, Inc. .......................................................      108,007          3,217,529
                                                                                                     ------------
                                                                                                       17,478,333
                                                                                                     ------------
         PETROLEUM - FOREIGN -- 0.7%
         Niko Resources, Ltd.+ ..................................................       75,150          2,163,558
                                                                                                     ------------
         TOTAL ENERGY ........................................................................         19,641,891
                                                                                                     ------------
FINANCIAL SERVICES -- 0.9%
         BANKS -- 0.4%
         Boston Private Financial Holdings, Inc. ................................       56,025          1,297,539
                                                                                                     ------------
         FINANCIAL COMPANIES -- 0.5%
         ASTA Funding, Inc. .....................................................       93,700          1,630,380
                                                                                                     ------------
         TOTAL FINANCIAL SERVICES ............................................................          2,927,919
                                                                                                     ------------
HEALTHCARE -- 10.8%
         HEALTHCARE - DRUGS -- 1.5%
         Barr Pharmaceuticals, Inc.* ............................................      139,518          4,701,757
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                        9

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        MARKET
                                                                                                         VALUE
                                                                                        SHARES         (NOTE 2)
                                                                                      ---------     --------------
         HEALTHCARE - GENERAL -- 4.1%
         ResMed, Inc.* ..........................................................       79,925       $  4,072,978
         Respironics, Inc.* .....................................................      108,050          6,347,937
         SonoSite, Inc.* ........................................................       96,400          2,304,924
                                                                                                     ------------
                                                                                                       12,725,839
                                                                                                     ------------
         HOSPITAL SUPPLIES & MANAGEMENT -- 2.6%
         America Service Group, Inc.* ...........................................       45,450          1,579,387
         Community Health Systems, Inc.* ........................................       82,300          2,203,171
         PSS World Medical, Inc.* ...............................................      195,100          2,185,120
         Select Medical Corp. ...................................................      163,675          2,196,519
                                                                                                     ------------
                                                                                                        8,164,197
                                                                                                     ------------
         MEDICAL LABORATORIES -- 2.6%
         Covance, Inc.* .........................................................      171,200          6,604,896
         Luminex Corp.* .........................................................      151,600          1,525,096
                                                                                                     ------------
                                                                                                        8,129,992
                                                                                                     ------------
         TOTAL HEALTHCARE ....................................................................         33,721,785
                                                                                                     ------------
RAW MATERIALS -- 4.0%
         CHEMICALS - SPECIALTY -- 4.0%
         MacDermid, Inc. ........................................................      147,800          5,003,030
         Rogers Corp.* ..........................................................      105,850          7,398,915
                                                                                                     ------------
                                                                                                       12,401,945
                                                                                                     ------------
         TOTAL RAW MATERIALS .................................................................         12,401,945
                                                                                                     ------------
RETAIL -- 13.6%
         RESTAURANTS -- 2.2%
         Red Robin Gourmet Burgers* .............................................      106,200          2,906,694
         Ruby Tuesday, Inc. .....................................................      144,875          3,976,819
                                                                                                     ------------
                                                                                                        6,883,513
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       10

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        MARKET
                                                                                                         VALUE
                                                                                        SHARES         (NOTE 2)
                                                                                      ---------     --------------
         RETAIL - SPECIALTY STORE -- 9.4%
         Christopher & Banks Corp. ..............................................      174,688       $  3,093,724
         Coldwater Creek, Inc.* .................................................      104,275          2,760,159
         GameStop Corp.* ........................................................      264,450          4,024,929
         Michaels Stores, Inc. ..................................................       61,575          3,386,625
         O'Reilly Automotive, Inc.* .............................................       46,600          2,106,320
         PETsMART, Inc. .........................................................      175,425          5,692,541
         Select Comfort Corp.* ..................................................       90,100          2,558,840
         The Pep Boys - Manny, Moe & Jack .......................................      232,850          5,902,748
                                                                                                     ------------
                                                                                                       29,525,886
                                                                                                     ------------
         RETAIL - GENERAL MERCHANDISE -- 2.0%
         Cost Plus, Inc.* .......................................................       96,450          3,129,802
         Fred's, Inc. ...........................................................      141,450          3,124,631
                                                                                                     ------------
                                                                                                        6,254,433
                                                                                                     ------------
         TOTAL RETAIL ........................................................................         42,663,832
                                                                                                     ------------
TECHNOLOGY -- 14.7%
         BUSINESS SERVICES -- 1.1%
         Digitas, Inc.* .........................................................      236,150          2,604,735
         Modem Media, Inc.* .....................................................      161,300            848,438
                                                                                                     ------------
                                                                                                        3,453,173
                                                                                                     ------------
         COMMUNICATIONS EQUIPMENT -- 3.4%
         Emulex Corp.* ..........................................................      134,400          1,923,264
         Pinnacle Systems, Inc.* ................................................      239,100          1,709,565
         Polycom, Inc.* .........................................................       86,150          1,930,622
         Tekelec* ...............................................................      203,000          3,688,510
         Tollgrade Communications Inc.* .........................................      142,800          1,516,536
                                                                                                     ------------
                                                                                                       10,768,497
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       11

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        MARKET
                                                                                                         VALUE
                                                                                        SHARES         (NOTE 2)
                                                                                      ---------     --------------
         COMPUTERS - PERIPHERALS & SOFTWARE -- 4.2%
         Avocent Corp.* .........................................................      186,736       $  6,860,681
         OPNET Technologies, Inc.* ..............................................       94,275          1,235,002
         Progress Software Corp.* ...............................................      132,750          2,876,692
         RadiSys Corp.* .........................................................       62,875          1,167,589
         Symantec Corp.* ........................................................       25,050          1,096,689
                                                                                                     ------------
                                                                                                       13,236,653
                                                                                                     ------------
         ELECTRONIC COMPONENTS -- 4.9%
         Aeroflex, Inc.* ........................................................      424,225          6,079,144
         ATMI, Inc.* ............................................................      108,450          2,961,769
         International Rectifier Corp.* .........................................       91,050          3,771,291
         Technitrol, Inc.* ......................................................      117,875          2,581,463
                                                                                                     ------------
                                                                                                       15,393,667
                                                                                                     ------------
         ELECTRONIC INSTRUMENTS -- 1.1%
         FEI Co.* ...............................................................      137,475          3,287,027
                                                                                                     ------------
         TOTAL TECHNOLOGY ....................................................................         46,139,017
                                                                                                     ------------
TRANSPORTATION -- 0.8%
         LOGISTICS -- 0.8%
         UTI Worldwide, Inc. ....................................................       49,400          2,602,886
                                                                                                     ------------
         TOTAL TRANSPORTATION ................................................................          2,602,886
                                                                                                     ------------
         TOTAL COMMON STOCK (Cost $199,987,481) ..............................................        291,809,768
                                                                                                     ------------






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       12

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2004
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        MARKET
                                                                                                         VALUE
                                                                                      SHARES           (NOTE 2)
                                                                                   ------------     --------------
MONEY MARKET SECURITIES -- 7.7%

MONEY MARKET FUNDS -- 7.7%
         BlackRock Liquidity Funds TempCash Portfolio ...........................   12,006,523       $ 12,006,523
         BlackRock Liquidity Funds TempFund Portfolio ...........................   12,006,523         12,006,523
                                                                                                     ------------
                                                                                                       24,013,046
                                                                                                     ------------
         TOTAL MONEY MARKET SECURITIES (Cost $24,013,046) ....................................         24,013,046
                                                                                                     ------------
         TOTAL INVESTMENTS (Cost $224,000,527) -- 100.9% .....................................        315,822,814

         OTHER ASSETS & LIABILITIES, NET -- (0.9)% ...........................................         (2,867,542)
                                                                                                     ------------
         NET ASSETS -- 100.0% ................................................................       $312,955,272
                                                                                                     ============

* Non-income producing security
+ ADR - American Depositary Receipt














                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                        13

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                        AS OF
                                                                                                    JUNE 30, 2004
                                                                                                     (UNAUDITED)
                                                                                                    --------------
ASSETS:
Investment in securities, at market value
   (Cost $224,000,527) ...........................................................................   $315,822,814
Receivables for:
   Capital shares subscribed .....................................................................        918,083
   Dividends .....................................................................................         33,004
Other assets                                                                                               11,169
                                                                                                     ------------
   Total Assets ..................................................................................    316,785,070
                                                                                                     ------------

LIABILITIES:
Payables for:
   Capital shares redeemed .......................................................................         47,594
   Investment securities purchased ...............................................................      3,451,035
Due to Adviser ...................................................................................        246,206
Accrued expenses .................................................................................         84,963
                                                                                                     ------------
   Total Liabilities .............................................................................      3,829,798
                                                                                                     ------------
NET ASSETS .......................................................................................   $312,955,272
                                                                                                     ============

NET ASSETS CONSISTED OF:
Shares of beneficial interest ....................................................................   $    199,146
Additional paid-in capital .......................................................................    211,497,772
Net investment loss ..............................................................................     (1,403,459)
Accumulated net realized gain on investments .....................................................     10,839,526
Net unrealized appreciation on investments .......................................................     91,822,287
                                                                                                     ------------

NET ASSETS FOR 19,914,595 SHARES OUTSTANDING .....................................................   $312,955,272
                                                                                                     ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($312,955,272/19,914,595 outstanding shares of beneficial interest,
   $0.01 par value, unlimited authorized shares) .................................................         $15.71
                                                                                                           ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                        14

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                       FOR THE
                                                                                                  SIX-MONTH PERIOD
                                                                                                 ENDED JUNE 30, 2004
                                                                                                     (UNAUDITED)
                                                                                                 -------------------
INVESTMENT INCOME:
   Dividends (net of $2,507 foreign taxes withheld) ..............................................   $    394,945
                                                                                                     ------------
   Total Income ..................................................................................        394,945
                                                                                                     ------------

EXPENSES:
   Advisory fee (Note 4) .........................................................................      1,433,036
   Accounting and Administration fee (Note 4) ....................................................        156,945
   Transfer agent fee (Note 4) ...................................................................         53,203
   Shareholder reports ...........................................................................         18,084
   Custodian fee (Note 4) ........................................................................         13,341
   Legal fee .....................................................................................         50,312
   Trustees' fee .................................................................................         25,563
   Registration fee ..............................................................................         18,430
   Audit fee .....................................................................................          9,543
   Miscellaneous .................................................................................         19,947
                                                                                                     ------------
      Total Expenses .............................................................................      1,798,404
                                                                                                     ------------

NET INVESTMENT LOSS ..............................................................................     (1,403,459)
                                                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ..............................................................     10,758,398
   Net change in unrealized appreciation/depreciation on investments .............................      8,053,546
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................................................     18,811,944
                                                                                                     ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................................   $ 17,408,485
                                                                                                     ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       15

             KALMAR
             POOLED
         INVESTMENT
              TRUST                           STATEMENT OF CHANGES IN NET ASSETS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                         FOR THE
                                                                                     SIX-MONTH PERIOD          FOR THE FISCAL
                                                                                    ENDED JUNE 30, 2004          YEAR ENDED
                                                                                        (UNAUDITED)           DECEMBER 31, 2003
                                                                                    -------------------       -----------------
OPERATIONS:
    Net investment loss ......................................................         $ (1,403,459)            $ (2,135,680)
    Net realized gain on investment transactions .............................           10,758,398               16,096,541
    Net change in unrealized appreciation/depreciation
       on investments ........................................................            8,053,546               63,378,206
                                                                                       ------------             ------------
       Net increase in net assets resulting from operations ..................           17,408,485               77,339,067
                                                                                       ------------             ------------
DISTRIBUTION TO SHAREHOLDERS:
    Net realized gains ($0.0000 and $0.7248 per share,
       respectively) .........................................................                   --              (12,678,597)
                                                                                       ------------             ------------
SHARE TRANSACTIONS (A):
    Receipt from shares sold .................................................           45,948,085               67,302,070
    Receipt from shares reinvested ...........................................                   --               11,125,491
    Shares redeemed ..........................................................          (20,562,697)             (42,985,333)
                                                                                       ------------             ------------
       Net increase in net assets from Fund share
          transactions .......................................................           25,385,388               35,442,228
                                                                                       ------------             ------------
TOTAL INCREASE IN NET ASSETS .................................................           42,793,873              100,102,698
NET ASSETS:
    Beginning of period ......................................................          270,161,399              170,058,701
                                                                                       ------------             ------------
    End of period ............................................................         $312,955,272             $270,161,399
                                                                                       ============             ============
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
    Shares sold ..............................................................            2,994,995                5,275,800
    Shares reinvested ........................................................                   --                  743,682
    Shares redeemed ..........................................................           (1,336,293)              (3,498,900)
                                                                                       ------------             ------------
    Net increase in shares ...................................................            1,658,702                2,520,582

    Shares outstanding - Beginning of period .................................           18,255,893               15,735,311
                                                                                       ------------             ------------
    Shares outstanding - End of period .......................................           19,914,595               18,255,893
                                                                                       ============             ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       16

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED                     FOR THE YEAR ENDED DECEMBER 31
                                      JUNE 30, 2004 ---------------------------------------------------------------------
                                       (UNAUDITED)      2003          2002          2001          2000          1999
                                      ------------- ------------- ------------- ------------- ------------- -------------
Net asset value at beginning
   of period .......................    $  14.80      $  10.81      $  12.95      $  12.95      $  13.41      $  12.65
                                        ========      ========      ========      ========      ========      ========
INVESTMENT OPERATIONS
Net investment loss ................      (0.07)        (0.13)        (0.12)        (0.12)        (0.11)        (0.11)
Net realized and
   unrealized gain (loss) on
   investments .....................        0.98          4.84        (2.02)          0.12          2.24          0.87
                                        --------      --------      --------      --------      --------      --------
      Total from investment
         operations ................        0.91          4.71        (2.14)            --          2.13          0.76
                                        --------      --------      --------      --------      --------      --------
DISTRIBUTIONS
From net realized gain on
   investments .....................          --        (0.72)            --            --        (2.59)            --
                                        --------      --------      --------      --------      --------      --------
      Total distributions ..........          --        (0.72)            --            --        (2.59)            --
                                        --------      --------      --------      --------      --------      --------
Net asset value at end of
   period ..........................    $  15.71      $  14.80      $  10.81      $  12.95      $  12.95      $  13.41
                                        ========      ========      ========      ========      ========      ========
Total return .......................       6.15%**      43.54%      (16.53)%         0.00%        15.70%         6.01%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses ...........................       1.25%*        1.26%         1.23%         1.23%         1.22%         1.25%
Net investment loss ................     (0.98)%*      (1.03)%       (1.03)%       (0.96)%       (0.82)%       (0.78)%
Portfolio turnover rate ............       9.35%**      46.07%        40.50%        47.38%        63.67%        52.49%
Net assets at end of period
   (000's omitted) .................    $312,955      $270,161      $170,059      $208,097      $213,943      $195,290

*  Annualized.
** Not annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                        17

             KALMAR
             POOLED
         INVESTMENT
              TRUST                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in acccordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Accordingly, the following permanent differences, primarily attributable to a permanent difference between the tax realized capital gain of $16,143,384 and book realized capital gain of $16,096,541, and net operating loss, has been reclassified to the accounts in the chart below as of December 31, 2003. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "Transfers In-Kind").

                                UNDISTRIBUTED NET           ACCUMULATED NET
     PAID-IN CAPITAL        INVESTMENT INCOME/(LOSS)     REALIZED GAIN/(LOSS)
------------------------   -------------------------   ------------------------
       $(188,057)                  $2,135,680                $(1,947,623)

At June 30, 2004, the tax cost and related gross unrealized appreciation and depreciation were as follows:

     Cost of investments for tax purposes ...............    $224,055,115*
                                                            -------------
     Gross tax unrealized appreciation ..................    $ 96,143,665
     Gross tax unrealized depreciation ..................       4,375,966
                                                            -------------
     Net tax unrealized appreciation on investments .....    $ 91,767,699
                                                            =============

*The difference between book-basis and tax-basis is attributable to the tax deferral of losses on wash sales.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income ......................     $        --
     Undistributed long-term capital gain ...............      10,438,605
                                                              -----------
                                                              $10,438,605
                                                              ===========

DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                       DECEMBER 31, 2003    DECEMBER 31, 2002
                                       -----------------    -----------------
   Distributions paid from:
   Ordinary income ....................   $        --          $        --
   Long-term capital gain at 20% ......       115,815                   --
   Long-term capital gain at 15% ......    12,562,782                  n/a
                                          -----------          -----------
                                          $12,678,597          $        --
                                          ===========          ===========

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States of America, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


3.  PURCHASES  AND SALES OF INVESTMENT  SECURITIES.  During the six months ended
June  30,  2004,  purchases  and  sales  of  investment   securities  (excluding
short-term investments) aggregated as follows:

          Purchases ..........................    $47,911,025
          Sales ..............................     25,312,839

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust.

PFPC Inc. serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an indirect subsidiary of PNC Financial Services, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

5. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

6. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2003 to June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM





KL12 - 6/04


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Kalmar Pooled Investment Trust
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ Ford B. Draper, Jr.
                         ----------------------------------------------------
                              Ford B. Draper, Jr., Chief Executive Officer
                              (principal executive officer)

Date                          August 26, 2004
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Ford B. Draper, Jr.
                         ----------------------------------------------------
                              Ford B. Draper, Jr., Chief Executive Officer
                              (principal executive officer)

Date                          August 26, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*     Verna E. Knowles
                         ----------------------------------------------------
                              Verna E. Knowles, Chief Financial Officer
                              (principal financial officer)

Date                          August 27, 2004
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.